Commitments and Contingencies - Narrative (Details) $ in Thousands, € in Millions, R$ in Millions								12 Months Ended
	Mar. 29, 2017 USD ($) renewal_period	Oct. 20, 2016 USD ($)	Sep. 15, 2016 USD ($)	Jun. 10, 2016 USD ($)	Dec. 30, 2015	Jan. 07, 2015 USD ($)	Dec. 09, 2014 USD ($) plaintiff	Dec. 31, 2017 USD ($) lawsuit extension_option contract	Dec. 31, 2017 BRL (R$) lawsuit extension_option contract	Dec. 31, 2017 MXN ($) lawsuit extension_option contract	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 BRL (R$)
Loss Contingencies [Line Items]
Rent and lease expense								$ 81,900			$ 72,500	$ 60,800
Maximum potential commitments								746,659
Provisions for litigation matters								4,700
Brazil ICMS Tax | Brazil ICMS Tax
Loss Contingencies [Line Items]
Damages claimed								$ 5,600	R$ 18.5
Texas Fun 5’s Instant Ticket Game
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit								5	5	5
Steele, et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Number of individuals claiming damages | plaintiff							1,200
Mexican Tax Administration Service | Assessment of income tax, VAT, interest and penalties
Loss Contingencies [Line Items]
Damages claimed								$ 26,500		$ 520,806,390
Mexican Tax Administration Service | Denial of deduction for inventory sold
Loss Contingencies [Line Items]
Alleged taxes, penalties and adjustments percentage associated with deductibility of cost of goods sold								65.00%	65.00%	65.00%
Operating headquarters facility in Providence, Rhode Island | Facility leases
Loss Contingencies [Line Items]
Period of base rent to calculate termination fee								6 months	6 months	6 months
Number of lease extension options | extension_option								2	2	2
Period of each extension option								10 years	10 years	10 years
Useful life								40 years	40 years	40 years
Performance bonds
Loss Contingencies [Line Items]
Term of bonds								1 year	1 year	1 year
Maximum potential commitments								$ 447,014
Minimum profit contracts
Loss Contingencies [Line Items]
Number of contracts | contract								2	2	2
Indiana Contract | Minimum profit contracts
Loss Contingencies [Line Items]
Reductions to service revenue												8,000
Shortfall payments												(18,300)
New Jersey Contract | Minimum profit contracts
Loss Contingencies [Line Items]
Shortfall payments												$ (15,400)
Incentive payment received								$ 29,000			30,600
Yeonama Holdings Co. Limited
Loss Contingencies [Line Items]
Investment, accounted for at cost								23,100			$ 20,300		€ 19.8
Investment, additional commitment								12,200					10.2
Cost method investments, potential future commitment								$ 35,900					€ 30.0
Cls Gtech Company Limited
Loss Contingencies [Line Items]
Ownership in joint venture (as a percent)								50.00%					50.00%	50.00%
Non-interest bearing promissory note								$ 3,800
Loxley GTECH Technology Co., LTD
Loss Contingencies [Line Items]
Ownership in joint venture (as a percent)								49.00%					49.00%	49.00%
Other owner's percentage ownership in joint venture (as a percent)								51.00%					51.00%	51.00%
Loxley GTECH Technology Co., LTD | Guarantee of unrelated issuer's performance bonds
Loss Contingencies [Line Items]
Maximum potential commitments								$ 11,500						R$ 375.0
Northstar Lottery Group LLC
Loss Contingencies [Line Items]
Controlling interest percentage								80.00%	80.00%	80.00%
Minimum | Steele, et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed							$ 500,000
Minimum | Nettles v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed						$ 4,000
Minimum | McDonald v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed				$ 500
Minimum | Wiggins v. IGT Global Solutions Corp.
Loss Contingencies [Line Items]
Damages claimed			$ 1,000
Minimum | Campos et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed		$ 1,000
Entity with common director or management figure | Yeonama Holdings Co. Limited
Loss Contingencies [Line Items]
Ownership interest accounted for at fair value (as a percent)								30.00%					30.00%	30.00%
Main Manufacturing And Production Facility, Reno, Nevada | Facility In Reno Nevada | Facility leases
Loss Contingencies [Line Items]
Sale-leaseback agreement term	15 years 6 months
Number of lease renewal periods | renewal_period	4
Sale-leaseback agreement term, renewal	5 years
Annual rent increase (percent)	3.00%
Gain (loss) on disposition of assets	$ 6,700
Rent expense	$ 10,100
Portion Of Facility, Las Vegas, Nevada Campus | Facility in Las Vegas, Nevada | Facility leases
Loss Contingencies [Line Items]
Sale-leaseback agreement term					15 years
Zest Gaming Srl
Loss Contingencies [Line Items]
Contingent Consideration								$ 7,800					€ 6.5
Contingent consideration, maximum								$ 20,600					€ 17.2